Capital lease obligations (Tables)	12 Months Ended
Dec. 31, 2013
Leases, Capital [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

Future payments on capital leases for the years ending December 31 are as follows:

(In thousands of U.S. dollars)	December 31,

2014	91
2015	89
2016	14
Total	194
Less amounts representing interest	(6)
Future payments on capital leases	188
Less current portion	85
Long term portion	103